Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

The Hertz Corporation	Deutsche Bank Securities, Inc.
8501 Williams Road	60 Wall Street, 3rd Floor
Estero, Florida 33928	New York, NY 10005

Citigroup Global Markets Inc.
390 Greenwich Street, 1st Floor
New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressees of this report, who are collectively referred to herein as the “Specified Parties,” solely to assist you in performing the agreed-upon procedures described below relating to the accuracy of certain attributes of the collateral assets associated with the potential issuance of asset-backed notes by Hertz Vehicle Financing II LP Series 2016-3 and 2016-4 (the “Transaction”). The Hertz Corporation is responsible for the accuracy of the attributes of the collateral assets included in the Transaction (“Hertz” or the “Responsible Party”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained or has access to this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017-6204 T: (646) 471 3999, F: (813) 286 600, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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Procedures and Findings

In connection with the Transaction, the Responsible Party chose a sample size of 59 for each respective procedure as described below. The Responsible Party determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and the Responsible Party’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. As instructed by the Responsible Party, the samples for each respective procedure described below was selected randomly from a pool of assets, which the Responsible Party represents is the collateral pool of assets for the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specific Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the collateral assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering memorandum, offering memorandum supplement, or other Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering memorandum, offering memorandum supplement or other Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Responsible Party; and
•
The adequacy of the sample size, as provided by the Responsible Party and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of collateral based on the sample size and results of the procedures performed.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Our work was limited to comparing and re-computing certain information as detailed below.  We did not perform reviews of Hertz’s information systems, specific or system-wide security, application controls or completeness and integrity of any systems of The Hertz Corporation. It should be noted that the scope of our work does not provide any current or ongoing assurance of computer operation procedures, or completeness and integrity of programs that process the information and data to which procedures were applied.

The procedures described below are grouped into three areas:

A.	Title, Lien & Original Equipment Manufacturer (OEM)
B.	Capitalized Cost
C.	Mark-to-Market & Disposition Proceeds

A.  Title, Lien & OEM Confirmation

We obtained Hertz’s HVF II Group I Data Tape (the “Data Tape”) as of December 31, 2015, which Hertz represents is a list of the program and non-program vehicles on lease as of said date and included in HVF II Group I. The Data Tape contains the manufacturer of each such vehicle. We make no comment as to the completeness or the accuracy of the Data Tape.

As instructed by Hertz, we selected a random sample of 59 vehicles from the Data Tape (the “Title Sample Vehicles”). Refer to Appendix A, Table A-1 for a listing of the Title Sample Vehicles. Hertz determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

We obtained photocopies, facsimiles, or scanned images of the certificates of title (the “Certificates of Title”) for 58 of the Title Sample Vehicles from Hertz. Hertz represented that a Certificate of Title was not available for 1 of the 59 selections as they related to vehicles that were purchases on or after December 9, 2015. For this 1 Title Sample Vehicle, Hertz provided a photocopy of a validated registration card from the applicable state’s department of motor vehicles (or equivalent agency), a title inquiry report, or an application for title (the “Alternative Title Support”). As instructed by Hertz, we performed the below procedures (A)(1) through (A)(3) using the Alternative Title Support for the 1 Title Sample Vehicle.

We performed the following procedures:

1)	We confirmed that the Certificates of Title or Alternative Title Support for each Title Sample Vehicle were titled in the name of Hertz Vehicles LLC, noting no exceptions.

2)
We confirmed that the Certificates of Title or Alternative Title Support for each Title Sample Vehicle showed a first lien in the name of The Bank of New York Mellon Trust Company N.A., BNY Mellon Trust Co NA, or an acceptable variation or abbreviation (the “Collateral Agent”), noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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3)
We compared the original equipment manufacturer as listed on each Certificate of Title or Alternative Title Support for each Title Sample Vehicle to the original equipment manufacturer of each selected vehicle as listed in a translation table provided by Hertz based on the value on the certificate of title and the value in the column titled “ABS_Mfr_Cd” on the Data Tape, noting no exceptions.

B.  Capitalized Cost

We obtained from Hertz the Cap Cost Selection Report (the “Cap Cost Selection Report”) as of December 31, 2015 (the “Report Date”) which Hertz represents, lists the program and non-program vehicles on lease as of such date and included in HVF II Group I. We make no comment as to the completeness or the accuracy of the Cap Cost Selection Report.

The Cap Cost Selection Report listed values for the following fields (the “Cap Cost Data Fields”) which Hertz represents was recorded in the Teradata ABS Reporting Engine as of the Report Date:

Data Field	Description
VIN	Vehicle Identification Number
Country_Cd	Hertz Fleet Accounting Indicator
Calc_Dt	Calculation Date of the Report
ABS_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the Calculation Date
Vsn_Veh_Type	Classification of the vehicle as risk or program from the perspective of Vision (fleet accounting system) on the Calculation Date
Orig_Veh_Type	Classification of the vehicle as risk or program from the perspective the ABS financing and Vision on the later of VOLCD and the day it is first fully loaded into Vision
Xfer_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the date of the most recent transfer
ABS_Cd	Six-digit code indicating various information about the vehicle, such as its current collateral pool and whether and how many times the vehicle has been transferred
N_Redes	Number of times the vehicle has been redesignated between risk and program
EVER_REDES_IND	Indicates whether the car has ever been redesignated between risk and program
Used_Veh_Ind	Indicates whether the vehicle was originally purchased as a used vehicle
Ever_Xfer_Ind	Indicates whether the vehicle has ever been transferred (other than certain special cases)
XFER_FROM_11_TO_23	Indicates whether the vehicle’s most recent transfer, if any, was from Legacy HVF to Series 2013-G1
XFER_FROM_4B_TO_2A	Indicator flagging vehicles transferred from Group 8 to Group 7
Z_TRANSFER	Indicator marking vehicles transferred as “Z” transfers (early life movements that do not set “ever-xfer indicator” so car has appropriate cap cost)
DAY1_GROUP7_IND	Indicator flagging vehicles that were in Group 7 and transitioning to HVF II methodology on the HVF II go-live date
FDCM	First Day of Calendar Month

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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Data Field	Description
Vsn_Deliv_Dt	Delivery date of the vehicle as recorded in Vision
Xfer_In_Dt	Date of the most recent transfer, if any
VOLCD	Vehicle on Lease Commencement Date or first day in the pool.
REDES_to_PRGM_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Risk to Program
REDES_to_RISK_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Program to Risk
XFER_WITHIN_36_DAYS	Indicates whether the most recent transfer occurred within 36 days of the Vision Delivery Date
RISK_Cap_Cost_Amt	Cap cost amount for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_AD	Accumulated depreciation for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_NBV	Net book value for a risk vehicle from the perspective of the ABS financing as of the calculation date
PRGM_Cap_Cost_Amt	Cap cost amount for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_AD	Accumulated depreciation for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_NBV	Net book value for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_PRGM_Cap_Cost_Amt	Pre-transfer cap cost for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_RISK_Cap_Cost_Amt	Pre-transfer cap cost for a risk vehicle from the perspective of the ABS financing as of the calculation date
Gross_Purch_Price	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the calculation date
GAAP_Cap_Cost_Amt	Capitalized cost as recorded in Vision as of the calculation date
Cap_Cost_Adj	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the calculation date
Cap_Cost_MSRP	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the calculation date
Prv_Abs_Cd_Xfer_Dt	ABS Code for the vehicle on the date prior to the transfer in date
Gross_Purch_Price_Xfer_Dt	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the transfer in date
GAAP_CAP_COST_AMT_Xfer_Dt	Capitalized cost as recorded in Vision as of the transfer in date
Cap_Cost_Adj_Xfer_Dt	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the transfer in date
Prv_Risk_FMV_Xfer_Dt	Fair market value for a risk vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_Prgm_FMV_Xfer_Dt	Fair market value for a program vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_HVF1_FMV_Xfer_Dt	Market value under Legacy HVF rules on as of the day prior to the transfer in date
Prv_HVF2_FMV_Xfer_Dt	Market value under HVF II rules on as of the day prior to the transfer in date

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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Data Field	Description
Prv_Risk_NBV_Xfer_Dt	Net book value for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_NBV_Xfer_Dt	Net book value for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Termination_Proration_Xfer_Dt	Fraction used to calculate back-end rent / depreciation from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a risk vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Prv_Prgm_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a program vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Prv_Cap_Cost_MSRP_Xfer_Dt	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the transfer in date
Prv_Risk_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Legacy_Risk_Term_Val	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Legacy_Prgm_Term_Val	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
RCFC_Grp8_NBV	Net book value as determined under the Group 8 methodology
RCFC_Grp8_Dep_Chrg_Amt	Depreciation charge as determined under the Group 8 methodology
GRP8_TERM_VAL	Net book value (stepped down for back-end rent) for Group 8 cars transferring to Group 7
GRP8_DAY1_TERM_VAL	Net book value (stepped down for back-end rent) for Group 7 cars transitioning into HVF II methodology on the HVF II go-live date

We obtained a file from Hertz that contains data for the vehicles included on the Cap Cost Selection Report, which Hertz represents was the data loaded into the Teradata ABS Reporting Engine from Vision for the calculation date of December 31, 2015 (the “Vision Off-Load File”). We make no comment as to the completeness or accuracy of the Vision Off-Load File.

We obtained a file from Hertz that contained data records for the vehicles included on the Cap Cost Selection Report, which Hertz represents, is the data loaded into the Teradata ABS Reporting Engine from RMS for the calculation date of December 31, 2015 (the “RMS Off-Load File”). We make no comment as to the completeness or the accuracy of the RMS Off-Load File.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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We obtained the “Receivable Type Code File” from Hertz, which Hertz represents, lists the receivable type codes that designate receivables in RMS that are netted against “gross purchase price” to determine capitalized cost for GAAP accounting purposes (each, a “Designated Receivable Type”).

As instructed by Hertz, we selected a random sample of 59 vehicles (the “Cap Cost Sample Vehicles”) from the Cap Cost Selection Report. Refer to Appendix A, Table A-2 for a listing of the Cap Cost Sample Vehicles. Hertz determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

Hertz provided a file related to the Cap Cost Sample Vehicles (the “Cap Cost Detail File”). The Cap Cost Detail File contained at least the following information for each Cap Cost Sample Vehicle:

•	All of the Cap Cost Data Fields (outlined above) related to each Cap Cost Sample Vehicle as of the Report Date.

•
The calculation logic that specified the calculation of Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle as of the Report Date to recalculate Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable, using only the values of the Cap Cost Data Fields (the “Calculation Logic”). We make no comment as to the accuracy or reasonableness of the Calculation Logic.

•
A cell that contained a formula that recalculated Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable, using the Cap Cost Data Fields and the Calculation Logic related to such Cap Cost Sample Vehicle.

We performed the following procedures for each Cap Cost Sample Vehicle:

1)
We compared the VIN of each vehicle on the Cap Cost Selection Report to the respective VIN of each vehicle on the Vision Off-Load File. If a VIN did not agree, we compared such VIN of the vehicle on the Cap Cost Selection Report to a new vehicle schedule provided by Hertz (the “NVS File”), noting no exceptions. Hertz represents that vehicles in the front end of the vehicle’s life can be paid for prior to being fully set up in Vision and such vehicle is listed on the NVS File which records the payment of such vehicle and other basic information (which is used to set up the vehicle in Hertz’ system and included in the borrowing base until the vehicle is set up in Vision).

2)	We compared the value of each Cap Cost Data Field as set forth on the Cap Cost Selection Report to the value of each Cap Cost Data Field as set forth on the Cap Cost Detail File, noting no exceptions.

3)
Using the Calculation Logic and the Cap Cost Data Fields set forth on the Cap Cost Detail File, we recalculated and compared Prgm_Cap_Cost_Amt or Risk_Cap_Cost Amt, as applicable, based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle, noting no exceptions.

4)	Of the 59 Cap Cost Sample Vehicles selected, 58 selections had a value of “0” in the Ever_Xfer_Ind field of the Cap Cost Detail File, and we performed the following procedures:

a.
For each such Cap Cost Sample Vehicle, we compared the the GAAP_Cap_Cost_Amt field as shown on the Cap Cost Detail File to the VI017_Cap_Cost_Amt field as shown on the Vision Off-Load File, noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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If a Cap Cost Sample Vehicle was not on the Vision Off-Load File, we compared to the Capitalized Cost field as shown on the NVS File, noting no exceptions.

b.
For each such Cap Cost Sample Vehicle with a value in the Cap_Cost_Adj field of greater than zero in the Cap Cost Detail File, we compared the value in the Cap_Cost_Adj field as shown on the Cap Cost Detail File to the sum of values in the V002M_Adj_Recv_Amt field that corresponded to Designated Receivable Types as shown on the RMS Off-Load File, noting no exceptions.

c.
For each such Cap Cost Sample Vehicle, we obtained from Hertz photocopies, facsimiles or scanned images of the purchase invoices and vehicle purchase agreements, and performed the following procedures:

As instructed by Hertz, for the purposes of this procedure GAAP_Cap_Cost_Amt is determined using the following criteria:

If a VIN is not on Vision, as indicated by an “NVS” value in the “NVS_VSN_Ind” field within the Cap Cost Detail file, then the GAAP_Cap_Cost_Amt will be equal to the “Capitalized Cost” value in the NVS Detail file.

If a VIN is on Vision, as indicated by a “VSN” value in the “NVS_VSN_Ind” field within the Cap Cost Detail File, and the “VI017_Cap_Cost_Amt” within the Vision Off-Load File is greater than 0, then the GAAP_CAP_Cost_Amt is equal to  “VI017_Cap_Cost_Amt.”

If a VIN is on Vision, as indicated by a “VSN” value in the “NVS_VSN_Ind” field within the Cap Cost Detail File, and the “VI017_Cap_Cost_Amt” within the Vision Off-Load File is less than or equal to 0, then the GAAP_CAP_Cost_Amt is equal to “VI017_Payment_Amt” located within the Vision Off-Load File.

i.
Of the 58 selections that had a value of “0” in the Ever_Xfer_Ind field in the Cap Cost Detail File, 43 selections had a value of “Risk” in the Vsn_Veh_Type field in the Cap Cost Detail File. For these 43 selections, we recalculated the GAAP_Cap_Cost as the difference between the purchase price from the respective purchase invoice and the incentives, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle and compared to the GAAP_Cap_Cost_Amt (as defined above), noting the following exception:

Cap Cost Sample Vehicle	Total From Invoice & Incentives	GAAP_CAP_COST_AMT
39	$14,682	$15,075

Hertz represents that the GAAP_CAP_COST_AMT for sample #39 was updated in their systems to the correct amount of $14,682 on January 25, 2016.

ii.
Of the 58 selections that had a value of “0” in the Ever_Xfer_Ind field in the Cap Cost Detail File, 15 selections had a value of “Program” in the Vsn_Veh_Type field in the Cap Cost Detail File. For these 15 selections we compared the purchase price from the respective purchase invoice to the GAAP_Cap_Cost_Amt (as defined above), noting no exceptions.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 9 of 20
C.  Mark-to-Market & Disposition Proceeds

Mark-to-Market

We obtained from Hertz, a report which Hertz represents, lists all non-program vehicles owned by Hertz Vehicle Financing included in the HVF I Series 2013-G1 collateral pool and on lease as of December 31, 2015 (the “FMV Report”). Hertz represents the FMV Report contains vehicle-by-vehicle detail of fair market value testing for such vehicles as of such date summarized as follows:

Field	Column
VIN	A
ABS_Veh_Type	B
Risk_Cap_Cost_Amt	C
Risk_AD	D
Risk_NBV	E
HVF2_CM_NADA_Val	F (negative value is internal code)
HVF2_CM_NADA_VAL_DESC	G
HVF2_CM_BB_Val	H (negative value is internal code)
HVF2_CM_BB_VAL_DESC	I
Prv_Risk_NBV	J
Risk_FMV	K

We make no comment as to the completeness or the accuracy of the FMV Report.

As instructed by Hertz, we selected a random sample of 59 vehicles (the “Selected Fair Market Value Vehicles”) from the FMV Report. Refer to Appendix A, Table A-3 for a listing of the Selected Fair Market Value Vehicles. Hertz determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

Using the FMV report, we performed the following procedures:

1)	Risk_NBV:

We recalculated the Risk_NBV for each Selected Fair Market Value Vehicle as Risk_Cap_Cost_Amt less Risk_AD in each case as set forth in the FMV Report, with any resulting negative values deemed to be 0. We compared this amount to the value listed as “Risk_NBV” in the FMV report for each Selected Fair Market Value Vehicle, noting no exceptions.

2)	Risk_ FMV:

a.
We obtained an excel file from Hertz, which Hertz represents contains the wholesale clean trade value published in the National Auto Dealers Association (NADA) Guide (Eastern Edition) for the month of December 2015 (the “NADA Input File”). We make no comment as to the completeness or accuracy of the NADA Guide (Eastern Edition), nor do we assume any responsibility for assessing the adequacy of such valuations published therein. Of the 59 Selected Fair Market Value Vehicles, 49 vehicles’ values were included on the NADA Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_NADA_Val in the FMV Report was greater than 0. For these 49 Selected Fair Market Value Vehicles we performed the following procedures:

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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i.
We compared the wholesale clean trade value for each VIN set forth on the NADA Input File to the value in the column titled HVF2_CM_NADA_Val for each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

ii.	We compared the HVF2_CM_NADA_Val of each Selected Fair Market Value Vehicle to the Risk_FMV of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

b.
Of the 59 Selected Fair Market Value Vehicles, 10 vehicles’ values were not in the NADA Input File.  For these 10 Selected Fair Market Value Vehicles, we obtained an Excel file from Hertz, which Hertz represents contained the wholesale clean trade value included in the “Finance Guide” for the month of December 2015 (the “Blackbook Input File”). We make no comment as to the completeness or accuracy of the Finance Guide, nor do we assume any responsibility for assessing the adequacy of such valuations published therein.  Of the 10 vehicles, 5 vehicles’ values were included on the Blackbook Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_BB_Val in the FMV Report was greater than 0. For these 5 vehicles, we performed the following procedures:

i.
We compared the wholesale clean trade value for each VIN set forth on the Blackbook Input File to the value in the column titled HVF2_CM_BB_Val of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

ii.	We compared the HVF2_CM_BB_Val of each Selected Fair Market Value Vehicle to the Risk_FMV of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

c.	Of the 59 Selected Fair Market Value Vehicles, 5 vehicles were:

i.	Not included on the NADA Input File, or was included on the NADA Input File and has a value in field HVF2_CM_NADA_Val of less than or equal to zero, and

ii.	Not included on the Blackbook Input File, or included on the Blackbook_Input_File and has a value in field HVF2_CM_BB_Val of less than or equal to zero.

For these 5 vehicles, we compared the Prv_Risk_NBV as reported on the FMV Report to the value in the column titled Risk_FMV of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

Disposition Proceeds

We obtained the HVF II Group 1 Disposition Report (the “December Disposition Report”) from Hertz, who represents that the December Disposition Report reflects vehicle-by-vehicle detail showing sales of Non-Program Vehicles to third parties recognized in the calendar month of December 2015 summarized as follows:

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
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Field	Column
VIN	A
Country_Cd	B
ABS_Cd	C
RISK_Disp_Proceeds	D
Risk_Disp_NBV	E
ABS_Cap_Cost_Amt	F
Prv_Risk_AD	G
A_U_FBR_Amt	H

We make no comment as to the completeness or the accuracy of the December Disposition Report.

As instructed by Hertz, we selected a random sample of 59 vehicles from the December Disposition Report (the “Selected Disposition Vehicles”). Refer to Appendix A, Table A-4 for a listing of the Selected Disposition Vehicles.  Hertz determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%.  The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

3)	Using the December Disposition Report, we performed the following procedures:

a.
Risk_Disposition_NBV:  We recalculated the Risk_Disposition_NBV for each Selected Disposition Vehicle as: ABS_Cap_Cost_Amt less Prv_Risk_AD less A_U_FBR_Amt, as set forth on the December Disposition Report, and compared our results to the value listed as Risk_Disp_NBV on the December Disposition Report within a difference of $.01, noting no exceptions.

b.	Risk Disposition Proceeds: For each Selected Disposition Vehicle, we obtained a photocopy or facsimile of the sales document from Hertz.

Using the sales price on each respective document and comparing it to the RISK_Disp_Proceeds reported on the December Disposition Report, we compared that such amount as reported on the December Disposition Report was less than or equal to the sales price on the sales document for each respective Selected Disposition Vehicle, noting no exceptions.

We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the accuracy of certain attributes of the collateral assets included in the Transaction. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

May 13, 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 13 of 20
Appendix A

Table A-1 - Title Sample Vehicles

Selection #	VIN(last 4 digits)	Manufacturer
1	8436	Chrysler
2	6747	Chrysler
3	4804	Chrysler
4	4909	Chrysler
5	4589	Chrysler
6	4695	Chrysler
7	8384	Chrysler
8	8386	Chrysler
9	8518	Chrysler
10	4044	Chrysler
11	6766	Chrysler
12	3128	Ford
13	5699	Ford
14	3550	Ford
15	8987	GM
16	9644	GM
17	4406	GM
18	9634	GM
19	4488	GM
20	1517	GM
21	8540	GM
22	8724	GM
23	8650	Nissan
24	0910	Nissan
25	4118	Chrysler
26	6541	GM
27	6808	Toyota
28	6346	Toyota
29	4349	Nissan
30	7412	Nissan
31	6716	Nissan
32	0577	Nissan
33	2173	Nissan

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 14 of 20
34	9893	Toyota
35	5722	Toyota
36	2802	Hyundai
37	4994	Hyundai
38	6689	Hyundai
39	3493	Kia
40	5620	Toyota
41	6113	Toyota
42	4025	Toyota
43	7842	Toyota
44	1106	Mazda
45	0958	Mazda
46	9026	Nissan
47	7422	Nissan
48	3058	Nissan
49	2706	Toyota
50	8030	Toyota
51	8959	GM
52	5134	Kia
53	5121	Kia
54	6179	Kia
55	9550	Kia
56	9155	Kia
57	0330	Kia
58	4792	Toyota
59	4388	Porsche

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 15 of 20
Table A-2 - Cap Cost Sample Vehicles

Selection #	VIN(last 4 digits)	ABS_VEH_TYPE
1	2193	PROGRAM
2	9519	PROGRAM
3	8367	RISK
4	6860	RISK
5	4876	PROGRAM
6	5912	RISK
7	6283	RISK
8	3629	RISK
9	5280	RISK
10	1521	RISK
11	8552	RISK
12	4198	RISK
13	0604	PROGRAM
14	0663	RISK
15	5707	RISK
16	4661	RISK
17	0753	RISK
18	1918	RISK
19	2103	RISK
20	7690	RISK
21	8038	RISK
22	5757	PROGRAM
23	9543	PROGRAM
24	5832	RISK
25	6173	PROGRAM
26	5013	PROGRAM
27	4612	PROGRAM
28	9231	PROGRAM
29	1526	RISK
30	5081	RISK
31	3277	RISK
32	7757	RISK
33	0623	RISK
34	4309	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 16 of 20
35	5057	PROGRAM
36	6598	RISK
37	8824	RISK
38	5369	RISK
39	5025	RISK
40	1458	RISK
41	1980	PROGRAM
42	4771	RISK
43	8354	RISK
44	5920	RISK
45	3438	RISK
46	5834	RISK
47	1469	RISK
48	0642	RISK
49	4752	RISK
50	8839	RISK
51	8467	RISK
52	0871	RISK
53	7869	RISK
54	1812	RISK
55	1653	RISK
56	0077	PROGRAM
57	1318	PROGRAM
58	9859	RISK
59	6399	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 17 of 20
Table A-3 – Selected Fair Market Value Vehicles

Selection #	VIN(last 4 digits)	RISK_FMV
1	4064	$45,659
2	6156	$9,600
3	7611	$9,175
4	6977	$17,750
5	8101	$14,725
6	7728	$20,700
7	3869	$12,900
8	5109	$12,900
9	2616	$32,125
10	7498	$9,025
11	1723	$9,350
12	6336	$19,592
13	3572	$14,175
14	6980	$16,100
15	2201	$15,700
16	2950	$12,575
17	5422	$15,700
18	9454	$14,975
19	5672	$11,375
20	4539	$15,700
21	9353	$15,700
22	0655	$24,200
23	3675	$27,089
24	2261	$12,500
25	8953	$11,550
26	1174	$13,050
27	5537	$13,050
28	9849	$11,350
29	1661	$13,050
30	1837	$12,725
31	4784	$15,075
32	5329	$13,575
33	1440	$16,650
34	3254	$13,825

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Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 18 of 20
35	7577	$17,375
36	1368	$16,650
37	8344	$12,800
38	7786	$12,575
39	6811	$13,100
40	4454	$17,900
41	7337	$12,300
42	5311	$11,475
43	8081	$17,313
44	5107	$14,825
45	1878	$20,175
46	5380	$15,850
47	2920	$39,900
48	6171	$10,925
49	1062	$17,225
50	1310	$10,750
51	7517	$11,350
52	2943	$10,675
53	8169	$12,100
54	6055	$12,700
55	4452	$13,500
56	0453	$15,625
57	6473	$10,650
58	5750	$12,750
59	0188	$21,750

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 19 of 20
Table A-4 – Selected Disposition Vehicles

Selection #	VIN(last 4 digits)	RISK_DISP_ PROCEEDS
1	8826	$8,600
2	6434	$8,100
3	7999	$8,300
4	5924	$22,965
5	0672	$7,975
6	0818	$8,300
7	1158	$7,490
8	2151	$7,720
9	9296	$6,800
10	2037	$7,365
11	0398	$10,100
12	1398	$8,800
13	4276	$9,000
14	0297	$28,565
15	1417	$30,020
16	7397	$14,435
17	7404	$13,300
18	1761	$10,000
19	2054	$10,965
20	1350	$11,300
21	1760	$10,920
22	2780	$10,800
23	0770	$13,400
24	8250	$10,700
25	4509	$9,600
26	6259	$8,590
27	8559	$14,665
28	5363	$13,500
29	4278	$16,065
30	0569	$12,795
31	9371	$6,800
32	3703	$8,200
33	5666	$8,000
34	5401	$7,800

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Hertz Vehicle Financing II LP Series 2016-3 and 2016-4
May 13, 2016
Page 20 of 20
35	2105	$11,400
36	4568	$11,700
37	4497	$12,500
38	4150	$12,400
39	6482	$11,865
40	5752	$12,100
41	6954	$9,400
42	8169	$17,000
43	7882	$24,771
44	7146	$8,300
45	4345	$7,190
46	5837	$13,965
47	5344	$9,700
48	7717	$9,400
49	3302	$7,800
50	8978	$8,400
51	3174	$6,900
52	7694	$11,300
53	5516	$11,200
54	3289	$23,100
55	7689	$9,300
56	9065	$8,465
57	7773	$6,690
58	7941	$26,375
59	9464	$8,000